ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2015
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of March 31,
	2014	2015

Accounts receivable	$41,949	$67,705
Less: allowance for doubtful accounts	4,330	8,055

Accounts receivable, net	$37,619	$59,650

Schedule of movement of allowance for doubtful accounts

	As of March 31,
	2013	2014	2015

Balance at beginning of year	$1,561	$3,272	$4,330
Charge to expenses	1,800	1,100	3,758
Write off	(132)	(97)	(42)
Exchange difference	43	55	9

Balance at end of year	$3,272	$4,330	$8,055